                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 3555 Farnam Street
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Senior Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


    (s) Marc D. Hamburg              Omaha, NE               August 14, 2012
--------------------------   ------------------------   ------------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 14
Form 13F Information Table Entry Total:           117
Form 13F Information Table Value Total:   $74,321,382
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
1.    28-2226                Berkshire Hathaway Homestate Insurance Company
2.    28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
3.    28-14389               BH Finance LLC
4.    28-554                 Buffett, Warren E.
5.    28-1517                Columbia Insurance Co.
6.    28-06102               Cypress Insurance Company
7.    28-11217               Fechheimer Brothers Company
8.    28-852                 GEICO Corp.
9.    28-12941               Medical Protective Corp.
10.   28-1066                National Fire & Marine
11.   28-718                 National Indemnity Co.
12.   28-5006                National Liability & Fire Ins. Co.
13.   28-11222               Nebraska Furniture Mart
14.   28-12947               U.S. Investment Corp.

                             Berkshire Hathaway Inc.
                           Form 13F Information Table
                                  June 30, 2012

                                                Market    Shares or                                  Voting Authority
                         Title of              Value (In  Principal    Investment      Other    --------------------------
Name of Issuer            Class       CUSIP   Thousands)    Amount     Discretion     Managers      Sole    Shared   None
--------------------- ------------- --------- ---------- ----------- -------------- ----------- ----------- ------ -------
AMERICAN EXPRESS CO   COM           025816109    113,634   1,952,142 Shared-Defined           4   1,952,142     --      --
AMERICAN EXPRESS CO   COM           025816109  1,002,691  17,225,400 Shared-Defined        4, 5  17,225,400     --      --
AMERICAN EXPRESS CO   COM           025816109     48,887     839,832 Shared-Defined        4, 7     839,832     --      --
AMERICAN EXPRESS CO   COM           025816109    113,108   1,943,100 Shared-Defined    4, 8, 11   1,943,100     --      --
AMERICAN EXPRESS CO   COM           025816109    465,368   7,994,634 Shared-Defined       4, 10   7,994,634     --      --
AMERICAN EXPRESS CO   COM           025816109  7,000,095 120,255,879 Shared-Defined       4, 11 120,255,879     --      --
AMERICAN EXPRESS CO   COM           025816109     81,477   1,399,713 Shared-Defined       4, 13   1,399,713     --      --
BANK OF NEW YORK
 MELLON CORP          COM           064058100    176,507   8,041,300 Shared-Defined           4   8,041,300     --      --
BANK OF NEW YORK
 MELLON CORP          COM           064058100     39,376   1,793,915 Shared-Defined    2, 4, 11   1,793,915     --      --
BANK OF NEW YORK
 MELLON CORP          COM           064058100    195,010   8,884,300 Shared-Defined    4, 8, 11   8,884,300     --      --
CVS CAREMARK
CORPORATION           COM           126650100    247,759   5,301,916 Shared-Defined    4, 8, 11   5,301,916     --      --
COCA COLA CO          COM           191216100     31,276     400,000 Shared-Defined           4     400,000     --      --
COCA COLA CO          COM           191216100  3,138,672  40,141,600 Shared-Defined        4, 5  40,141,600     --      --
COCA COLA CO          COM           191216100     71,309     912,000 Shared-Defined        4, 6     912,000     --      --
COCA COLA CO          COM           191216100    563,406   7,205,600 Shared-Defined    4, 8, 11   7,205,600     --      --
COCA COLA CO          COM           191216100    714,594   9,139,200 Shared-Defined       4, 10   9,139,200     --      --
COCA COLA CO          COM           191216100 10,942,346 139,945,600 Shared-Defined       4, 11 139,945,600     --      --
COCA COLA CO          COM           191216100    138,865   1,776,000 Shared-Defined       4, 12   1,776,000     --      --
COCA COLA CO          COM           191216100     37,531     480,000 Shared-Defined       4, 13     480,000     --      --
CONOCOPHILLIPS        COM           20825C104    321,852   5,759,700 Shared-Defined    4, 8, 11   5,759,700     --      --
CONOCOPHILLIPS        COM           20825C104    111,721   1,999,300 Shared-Defined       4, 10   1,999,300     --      --
CONOCOPHILLIPS        COM           20825C104  1,179,607  21,109,637 Shared-Defined       4, 11  21,109,637     --      --
COSTCO WHSL CORP NEW  COM           22160K105    411,669   4,333,363 Shared-Defined       4, 11   4,333,363     --      --
DAVITA INC            COM           23918K108    324,093   3,300,000 Shared-Defined           4   3,300,000     --      --
DAVITA INC            COM           23918K108    589,260   6,000,000 Shared-Defined    4, 8, 11   6,000,000     --      --
DIRECTV               COM CL A      25490A101    264,658   5,421,100 Shared-Defined           4   5,421,100     --      --
DIRECTV               COM CL A      25490A101  1,122,840  22,999,600 Shared-Defined    4, 8, 11  22,999,600     --      --
DOLLAR GEN CORP NEW   COM           256677105    180,623   3,320,885 Shared-Defined    4, 8, 11   3,320,885     --      --
GANNETT INC           COM           364730101     25,634   1,740,231 Shared-Defined       4, 11   1,740,231     --      --
GENERAL DYNAMICS CORP COM           369550108    255,735   3,877,122 Shared-Defined    4, 8, 11   3,877,122     --      --

GENERAL ELECTRIC CO   COM           369604103    104,380   5,008,625 Shared-Defined           4   5,008,625     --      --
GENERAL MTRS CO       COM           37045V100    197,200  10,000,000 Shared-Defined    4, 8, 11  10,000,000     --      --
GLAXOSMITHKLINE PLC   SPONSORED ADR 37733W105     68,833   1,510,500 Shared-Defined       4, 11   1,510,500     --      --
 INTERNATIONAL
 BUSINESS MACHS       COM           459200101      2,367      12,100 Shared-Defined    4, 8, 11      12,100     --      --
INTERNATIONAL
BUSINESS MACHS        COM           459200101 13,032,140  66,633,296 Shared-Defined       4, 11  66,633,296     --      --
JOHNSON & JOHNSON     COM           478160104     82,916   1,227,300 Shared-Defined           4   1,227,300     --      --
JOHNSON & JOHNSON     COM           478160104    133,407   1,974,648 Shared-Defined    2, 4, 11   1,974,648     --      --
JOHNSON & JOHNSON     COM           478160104     64,807     959,250 Shared-Defined        4, 5     959,250     --      --
JOHNSON & JOHNSON     COM           478160104    273,054   4,041,657 Shared-Defined    4, 8, 11   4,041,657     --      --
JOHNSON & JOHNSON     COM           478160104    105,074   1,555,273 Shared-Defined       4, 11   1,555,273     --      --
JOHNSON & JOHNSON     COM           478160104     38,847     575,000 Shared-Defined       4, 14     575,000     --      --
KRAFT FOODS INC       CL A          50075N104     86,885   2,249,740 Shared-Defined           4   2,249,740     --      --
KRAFT FOODS INC       CL A          50075N104    207,419   5,370,766 Shared-Defined        4, 5   5,370,766     --      --
KRAFT FOODS INC       CL A          50075N104    386,200  10,000,000 Shared-Defined    4, 8, 11  10,000,000     --      --
KRAFT FOODS INC       CL A          50075N104  1,591,371  41,205,884 Shared-Defined       4, 11  41,205,884     --      --
LEE ENTERPRISES INC   COM           523768109      5,226   3,225,822 Shared-Defined        4, 5   3,225,822     --      --
LIBERTY MEDIA
 CORPORATION          LIB CAP COM A 530322106    219,775   2,500,000 Shared-Defined           4   2,500,000     --      --
LIBERTY MEDIA
 CORPORATION          LIB CAP COM A 530322106    263,730   3,000,000 Shared-Defined    4, 8, 11   3,000,000     --      --
M & T BK CORP         COM           55261F104     45,083     546,000 Shared-Defined    4, 8, 11     546,000     --      --
M & T BK CORP         COM           55261F104     13,607     164,795 Shared-Defined       4, 10     164,795     --      --
M & T BK CORP         COM           55261F104    385,705   4,671,245 Shared-Defined       4, 11   4,671,245     --      --
MASTERCARD INC        CL A          57636Q104    174,195     405,000 Shared-Defined    4, 8, 11     405,000     --      --
MOODYS CORP           COM           615369105    574,544  15,719,400 Shared-Defined    4, 8, 11  15,719,400     --      --
MOODYS CORP           COM           615369105    464,033  12,695,850 Shared-Defined       4, 11  12,695,850     --      --
NATIONAL OILWELL
 VARCO INC            COM           637071101    120,380   1,868,100 Shared-Defined           4   1,868,100     --      --
NATIONAL OILWELL
VARCO INC             COM           637071101     62,707     973,100 Shared-Defined    4, 8, 11     973,100     --      --
PHILLIPS 66           COM           718546104    215,920   6,495,800 Shared-Defined           4   6,495,800     --      --
PHILLIPS 66           COM           718546104    302,938   9,113,650 Shared-Defined    4, 8, 11   9,113,650     --      --
PHILLIPS 66           COM           718546104     33,228     999,650 Shared-Defined       4, 10     999,650     --      --
PHILLIPS 66           COM           718546104    350,842  10,554,818 Shared-Defined       4, 11  10,554,818     --      --
PROCTER & GAMBLE CO   COM           742718109     73,716   1,203,525 Shared-Defined           4   1,203,525     --      --
PROCTER & GAMBLE CO   COM           742718109  1,242,150  20,280,000 Shared-Defined        4, 5  20,280,000     --      --
PROCTER & GAMBLE CO   COM           742718109     95,550   1,560,000 Shared-Defined        4, 6   1,560,000     --      --
PROCTER & GAMBLE CO   COM           742718109    382,200   6,240,000 Shared-Defined    4, 8, 11   6,240,000     --      --
PROCTER & GAMBLE CO   COM           742718109    382,200   6,240,000 Shared-Defined       4, 10   6,240,000     --      --
PROCTER & GAMBLE CO   COM           742718109  1,427,044  23,298,678 Shared-Defined       4, 11  23,298,678     --      --
PROCTER & GAMBLE CO   COM           742718109     47,775     780,000 Shared-Defined       4, 12     780,000     --      --
SANOFI                SPONSORED ADR 80105N105     18,456     488,500 Shared-Defined    4, 8, 11     488,500     --      --
SANOFI                SPONSORED ADR 80105N105     19,258     509,742 Shared-Defined     4, 5, 9     509,742     --      --
SANOFI                SPONSORED ADR 80105N105      6,396     169,300 Shared-Defined       4, 10     169,300     --      --

SANOFI                SPONSORED ADR 80105N105    109,416   2,896,133 Shared-Defined       4, 11   2,896,133     --      --
TORCHMARK CORP        COM           891027104      5,880     116,326 Shared-Defined    2, 4, 11     116,326     --      --
TORCHMARK CORP        COM           891027104     34,101     674,592 Shared-Defined        4, 5     674,592     --      --
TORCHMARK CORP        COM           891027104     48,505     959,550 Shared-Defined       4, 10     959,550     --      --
TORCHMARK CORP        COM           891027104    125,634   2,485,350 Shared-Defined       4, 11   2,485,350     --      --
US BANCORP DEL        COM NEW       902973304    171,297   5,326,387 Shared-Defined           4   5,326,387     --      --
US BANCORP DEL        COM NEW       902973304    749,563  23,307,300 Shared-Defined        4, 5  23,307,300     --      --
US BANCORP DEL        COM NEW       902973304    407,766  12,679,300 Shared-Defined    4, 8, 11  12,679,300     --      --
US BANCORP DEL        COM NEW       902973304     69,916   2,174,000 Shared-Defined     4, 5, 9   2,174,000     --      --
US BANCORP DEL        COM NEW       902973304    667,922  20,768,726 Shared-Defined       4, 11  20,768,726     --      --
US BANCORP DEL        COM NEW       902973304     56,119   1,745,000 Shared-Defined       4, 14   1,745,000     --      --
U S G CORP            COM NEW       903293405    325,225  17,072,192 Shared-Defined       4, 11  17,072,192     --      --
UNITED PARCEL SERVICE
 INC                  CL B          911312106     20,627     261,900 Shared-Defined           4     261,900     --      --
VERISK ANALYTICS INC  CL A          92345Y106     92,208   1,871,871 Shared-Defined    4, 8, 11   1,871,871     --      --
VIACOM INC NEW        CL B          92553P201    185,917   3,954,000 Shared-Defined           4   3,954,000     --      --
VIACOM INC NEW        CL B          92553P201    134,440   2,859,200 Shared-Defined    4, 8, 11   2,859,200     --      --
VISA INC              COM CL A      92826C839    257,108   2,079,659 Shared-Defined    4, 8, 11   2,079,659     --      --
WAL MART STORES INC   COM           931142103     20,219     290,000 Shared-Defined           4     290,000     --      --
WAL MART STORES INC   COM           931142103     11,852     170,000 Shared-Defined 1, 2, 4, 11     170,000     --      --
WAL MART STORES INC   COM           931142103      2,057      29,500 Shared-Defined    2, 4, 11      29,500     --      --
WAL MART STORES INC   COM           931142103    292,824   4,200,000 Shared-Defined     3, 4, 5   4,200,000     --      --
WAL MART STORES INC   COM           931142103     17,779     255,000 Shared-Defined        4, 5     255,000     --      --
WAL MART STORES INC   COM           931142103     17,848     256,000 Shared-Defined        4, 6     256,000     --      --
WAL MART STORES INC   COM           931142103     65,955     946,000 Shared-Defined    4, 8, 11     946,000     --      --
WAL MART STORES INC   COM           931142103    124,729   1,789,000 Shared-Defined     4, 5, 9   1,789,000     --      --
WAL MART STORES INC   COM           931142103     59,192     849,000 Shared-Defined       4, 10     849,000     --      --
WAL MART STORES INC   COM           931142103  2,608,409  37,412,642 Shared-Defined       4, 11  37,412,642     --      --
WAL MART STORES INC   COM           931142103     35,627     511,000 Shared-Defined       4, 14     511,000     --      --
WASHINGTON POST CO    CL B          939640108     55,442     148,311 Shared-Defined 1, 2, 4, 11           -     -- 148,311
WASHINGTON POST CO    CL B          939640108    242,297     648,165 Shared-Defined       4, 10           -     -- 648,165
WASHINGTON POST CO    CL B          939640108    334,309     894,304 Shared-Defined       4, 11           -     -- 894,304
WASHINGTON POST CO    CL B          939640108     13,826      36,985 Shared-Defined       4, 12           -     --  36,985
WELLS FARGO & CO NEW  COM           949746101    347,776  10,400,000 Shared-Defined           4  10,400,000     --      --
WELLS FARGO & CO NEW  COM           949746101    535,040  16,000,000 Shared-Defined 1, 2, 4, 11  16,000,000     --      --
WELLS FARGO & CO NEW  COM           949746101    177,349   5,303,500 Shared-Defined    2, 4, 11   5,303,500     --      --
WELLS FARGO & CO NEW  COM           949746101    227,822   6,812,857 Shared-Defined     3, 4, 5   6,812,857     --      --
WELLS FARGO & CO NEW  COM           949746101  2,205,819  65,963,496 Shared-Defined        4, 5  65,963,496     --      --
WELLS FARGO & CO NEW  COM           949746101     27,421     820,000 Shared-Defined        4, 6     820,000     --      --
WELLS FARGO & CO NEW  COM           949746101     56,848   1,700,000 Shared-Defined        4, 7   1,700,000     --      --
WELLS FARGO & CO NEW  COM           949746101  1,191,236  35,623,100 Shared-Defined    4, 8, 11  35,623,100     --      --

WELLS FARGO & CO NEW  COM           949746101    343,328  10,267,000 Shared-Defined     4, 5, 9  10,267,000     --      --
WELLS FARGO & CO NEW  COM           949746101  1,682,141  50,303,270 Shared-Defined       4, 10  50,303,270     --      --
WELLS FARGO & CO NEW  COM           949746101  6,736,632 201,454,302 Shared-Defined       4, 11 201,454,302     --      --
WELLS FARGO & CO NEW  COM           949746101     93,231   2,788,000 Shared-Defined       4, 12   2,788,000     --      --
WELLS FARGO & CO NEW  COM           949746101     53,829   1,609,720 Shared-Defined       4, 13   1,609,720     --      --
WELLS FARGO & CO NEW  COM           949746101     66,880   2,000,000 Shared-Defined       4, 14   2,000,000     --      --
INGERSOLL-RAND PLC    SHS           G47791101        860      20,400 Shared-Defined           4      20,400     --      --
                      Total                   74,321,382